                    GENERAL AMERICAN LIFE INSURANCE COMPANY

                 GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT
                 GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE

                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                        SUPPLEMENT DATED APRIL 28, 2014
                                       TO
                 PROSPECTUS DATED MAY 1, 2000 (AS SUPPLEMENTED)


This supplement updates certain information to the prospectus dated May 1, 2000 and subsequent supplements. You should read and retain this supplement. The Contracts are deferred variable annuities. These Contracts provide for accumulation of Contract values and annuity payments on a fixed and variable basis, or a combination fixed and variable basis.


The Contracts are no longer offered for sale. Existing Contract Owners may continue to make additional Purchase Payments to their Contracts.


GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT:
-----------------------------------------------


The current investment choices available under your Contract include 1 Fixed Account and the 3 Investment Funds listed below:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES I
     Invesco V.I. Diversified Income Fund

METROPOLITAN SERIES FUND -- CLASS A
     BlackRock Money Market Portfolio
     Western Asset Management U.S. Government
       Portfolio

GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE:
----------------------------------------------


The current investment choices available under your Contract include 1 Fixed Account and the 4 Investment Funds listed below:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES I
     Invesco V.I. International Growth Fund

MET INVESTORS SERIES TRUST -- CLASS A
     Pioneer Fund Portfolio

METROPOLITAN SERIES FUND -- CLASS A
     BlackRock Capital Appreciation Portfolio
     T. Rowe Price Large Cap Growth Portfolio

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


FEE TABLE

SEPARATE ACCOUNT ANNUAL EXPENSES:


Separate Account Annual Expenses
 (as a percentage of accumulated value)
 Mortality and expense risk charge1............   1.25%
 Administrative Expense Charge.................   0.15%
                                                  ----
 Total Separate Account Annual Expenses........   1.40%

-----------
1 For General American Separate Account Twenty-Nine, we are waiving the following amounts of the Mortality and expense risk charge on these Investment Divisions: an amount equal to the underlying fund expenses that are in excess of 0.91% for the Division investing in the BlackRock Capital Appreciation Portfolio -- Class A and for the Division investing in the Pioneer Fund Portfolio -- Class A; and 1.20% for the Division investing in the T. Rowe Price Large Cap Growth Portfolio -- Class A.


INVESTMENT FUND EXPENSES FOR YEAR ENDED DECEMBER 31, 2013


The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Investment Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Investment Funds may impose a redemption fee in the future. The second table shows each Investment Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Investment Fund's fees and expenses is contained in the prospectus for each Fund. Current prospectuses for the Investment Funds may be obtained by calling 1-800-237-6580.


MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT FUND OPERATING EXPENSES


                                                                                       MINIMUM     MAXIMUM
                                                                                      ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Investment Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses).....................    0.35%       1.76%

INVESTMENT FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                               DISTRIBUTION              ACQUIRED     TOTAL                      NET TOTAL
                                                  AND/OR                   FUND       ANNUAL      FEE WAIVER      ANNUAL
                                  MANAGEMENT      SERVICE       OTHER    FEES AND   OPERATING   AND/OR EXPENSE   OPERATING
INVESTMENT FUND                       FEE      (12B-1) FEES   EXPENSES   EXPENSES    EXPENSES    REIMBURSEMENT   EXPENSES
-------------------------------- ------------ -------------- ---------- ---------- ----------- ---------------- ----------
AIM VARIABLE INSURANCE
 FUNDS (INVESCO VARIABLE
 INSURANCE FUNDS) --
 SERIES I
 Invesco V.I. Diversified
  Income Fund...................    0.60%          --          1.16%      --         1.76%          1.01%         0.75%
 Invesco V.I. International
  Growth Fund...................    0.71%          --          0.31%    0.01%        1.03%          0.01%         1.02%
MET INVESTORS SERIES TRUST
 -- CLASS A
 Pioneer Fund Portfolio.........    0.65%          --          0.05%      --         0.70%          0.04%         0.66%
METROPOLITAN SERIES FUND
 -- CLASS A
 BlackRock Capital
  Appreciation Portfolio........    0.69%          --          0.02%      --         0.71%          0.01%         0.70%
 BlackRock Money Market
  Portfolio.....................    0.33%          --          0.02%      --         0.35%          0.02%         0.33%
 T. Rowe Price Large Cap
  Growth Portfolio..............    0.60%          --          0.03%      --         0.63%          0.01%         0.62%
 Western Asset Management
  U.S. Government
  Portfolio.....................    0.47%          --          0.02%      --         0.49%          0.01%         0.48%

The information shown in the table above was provided by the Investment Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment Fund's 2014 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Investment Fund, but that the expenses of the Investment Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Fund's board of directors or trustees, are not shown.


INVESTMENT OPTIONS


INVESTMENT FUND                       INVESTMENT OBJECTIVE                    INVESTMENT ADVISER/SUBADVISER
-----------------------------------   -------------------------------------   --------------------------------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE
 FUNDS) -- SERIES I
Invesco V.I. Diversified Income       Seeks total return, comprised of        Invesco Advisers, Inc.
 Fund                                 current income and capital
                                      appreciation.
Invesco V.I. International Growth     Seeks long-term growth of capital.      Invesco Advisers, Inc.
 Fund
MET INVESTORS SERIES TRUST --
 CLASS A
Pioneer Fund Portfolio                Seeks reasonable income and             MetLife Advisers, LLC
                                      capital growth.                         Subadviser: Pioneer Investment
                                                                              Management, Inc.
METROPOLITAN SERIES FUND --
 CLASS A
BlackRock Capital Appreciation        Seeks long-term growth of capital.      MetLife Advisers, LLC
 Portfolio                                                                    Subadviser: BlackRock Advisors,
                                                                              LLC
BlackRock Money Market Portfolio      Seeks a high level of current           MetLife Advisers, LLC
                                      income consistent with preservation     Subadviser: BlackRock Advisors,
                                      of capital.                             LLC
T. Rowe Price Large Cap Growth        Seeks long-term growth of capital.      MetLife Advisers, LLC
 Portfolio                                                                    Subadviser: T. Rowe Price
                                                                              Associates, Inc.
Western Asset Management              Seeks to maximize total return          MetLife Advisers, LLC
 U.S. Government Portfolio            consistent with preservation of         Subadviser: Western Asset
                                      capital and maintenance of              Management Company
                                      liquidity.

ADDITIONAL INFORMATION REGARDING INVESTMENT FUNDS


An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio. During extended periods of low interest rates, the yields of the Division investing in the BlackRock Money Market Portfolio may become extremely low and possibly negative.

OTHER INFORMATION


PRINCIPAL UNDERWRITER


The principal executive offices of MetLife Investors Distribution Company, the principal underwriter and distributor of the Contracts, are located at 1095 Avenue of the Americas, New York, NY 10036.


FINANCIAL STATEMENTS


The financial statements for each of the Divisions of the Separate Account are attached. Upon request, financial statements for the insurance company will be sent to you without charge.



































       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.


Distributor:
MetLife Investors Distribution Company                 (800) 848-3854